Lease Liabilities - Schedule of Minimum Lease Payments (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments		$ 10,395	$ 16,269
Amounts representing finance charges		(1,085)	(2,545)
Present value of net minimum lease payments		9,310	13,724	$ 963
Within 1 year [Member]
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments		7,669	6,002
Present value of net minimum lease payments	[1]	7,669	6,002
Within 2 to 5 years [Member]
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments		1,901	9,252
Later than 5 years [Member]
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments		$ 825	$ 1,015

[1]	Amounts represent the expected undiscounted cash payments.